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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [_] Amendment Number:

This Amendment (Check only one.):   [_] is a restatement.
                                    [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Phoenix Variable Advisors, Inc.
Address:   One American Row, Hartford, CT 06102-5056

Form 13F File Number: 028-10577

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    John H. Beers
Title:   Vice President and Secretary
Phone:   (860) 403-5050

Signature, Place and Date of Signing:

/s/ John H. Beers                  Hartford, CT                  August 14, 2008
-----------------                 --------------
   (Signature)                     (City, State)                      (Date)

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Report Type (Check only one.):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number:   Manager:
---------------------   --------------------------------------------------------
028-11020               Aberdeen Asset Management, Inc.
028-02321               Alliance Bernstein, L.P.
028-00869               Fred Alger Management, Inc.
028-01420               Duff & Phelps Investment Management Co.
028-12511               Goodwin Capital Advisers, Inc.
028-04529               Harris Investment Management, Inc.
028-11866               Morgan Stanley Investment Inc. dba Van Kampen
028-00595               Neuberger Berman Management, Inc.
028-00085               Phoenix Investment Counsel, Inc.

                              Form 13F Summary Page

Report Summary:

Form 13F Information Table Entry Total:   8
Form 13F Information Table Value Total:   $75,783,605.00

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                                    FORM 13F
               REPORTING MANAGER: PHOENIX VARIABLE ADVISORS, INC.
                       FOR THE QUARTER ENDED JUNE 30, 2008

ITEM 1                   ITEM 2    ITEM 3      ITEM 4              ITEM 5             ITEM 6    ITEM 7          ITEM 8
----------------------- -------- --------- ------------- -------------------------- ---------- -------- ----------------------
                                                                                                           VOTING AUTHORITY
                                                                                                        ----------------------
                                                FAIR      SHARES OR
                        TITLE OF   CUSIP       MARKET     PRINCIPAL                 INVESTMENT             SOLE    SHARED NONE
NAME OF ISSUER           CLASS     NUMBER      VALUE       AMOUNT   SH/PRN PUT/CALL DISCRETION MANAGERS     (A)      (B)   (C)
----------------------- -------- --------- ------------- ---------- ------ -------- ---------- -------- ---------- ------ ----
iShares Lehman TIPS
   Bond Fund             COMMON  464287176  4,010,940.00  37,190.00   SH             37,190.00        1  37,190.00
iShares MSCI EAFE
   Index Fund            COMMON  464287465 13,543,861.00 197,145.00   SH            197,145.00        1 197,145.00
SPDR S&P International
   Small Cap ETF         COMMON  78463X871  4,753,965.00 153,850.00   SH            153,850.00        1 153,850.00
Vanguard Large Cap ETF   COMMON  922908637 31,460,897.00 542,710.00   SH            542,710.00        1 542,710.00
Vanguard REIT Index ETF  COMMON  922908553  4,684,698.00  80,190.00   SH             80,190.00        1  80,190.00
Vanguard Small Cap ETF   COMMON  922908751 10,248,041.00 163,890.00   SH            163,890.00        1 163,890.00
Vanguard Small Cap
   Value ETF             COMMON  922908611  2,455,496.00  42,140.00   SH             42,140.00        1  42,140.00
Vanguard Value ETF       COMMON  922908744  4,625,707.00  82,440.00   SH             82,440.00        1  82,440.00

                                           75,783,605.00